INVENTORY, NET	12 Months Ended
Mar. 31, 2024
Inventory Disclosure [Abstract]
INVENTORY, NET

NOTE 7 – INVENTORY, NET

Inventory consists of the following:

	As of March 31,
	2024	2023
Finished goods	$2,878,569	$2,517,046
Promotional items	5,940	-
Raw materials	77,902	-
Allowance for obsolescence	(1,643,749)	(880,926)
	$1,318,662	$1,636,120

The following table reflects the activity in the allowance for inventory obsolescence for the periods presented:

	Fiscal Year Ended March 31,
	2024	2023
Balance at beginning of fiscal year	$880,926	$108,055
Provision for estimated obsolescence	778,445	1,788,999
Write-offs	(15,622)	(1,016,128)
Balance at end of fiscal year	$1,643,749	$880,926